PROPERTY, PLANT, AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT

5. PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment are stated at cost or fair value as of the date of acquisition. Expenditures for repairs and maintenance are expensed as incurred. Major renewals and betterments that extend the life of the property are capitalized. Depreciation is computed using the straight-line method based upon the estimated useful lives of the underlying assets as follows:

Kegs	5 years

Computer software and equipment	2 to 5 years, or the term of a software license, whichever is shorter

Office equipment and furniture	3 to 7 years

Machinery and equipment	3 to 20 years

Leasehold improvements	Lesser of the remaining term of the lease or estimated useful life of the asset

Property, plant, and equipment consisted of the following at March 31, 2022 and December 31, 2021:

	March 31,	December 31,
	2022	2021
Leasehold Improvements	$152,277	$68,487
Machinery and Equipment	40,632	40,632
	192,909	109,119
Less accumulated depreciation	(17,342)	(9,695)
	$175,567	$99,424

During the three months ended March 31, 2022 and March 31, 2021, the company recorded depreciation expenses of $7,647 and $0, respectively.

4. PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment are stated at cost or fair value as of the date of acquisition. Expenditures for repairs and maintenance are expensed as incurred. Major renewals and betterments that extend the life of the property are capitalized. Depreciation is computed using the straight-line method based upon the estimated useful lives of the underlying assets as follows:

Kegs	5 years

Computer software and equipment	2 to 5 years, or the term of a software license, whichever is shorter

Office equipment and furniture	3 to 7 years

Machinery and equipment	3 to 20 years

Leasehold improvements	Lesser of the remaining term of the lease or estimated useful life of the asset

Property, plant, and equipment consisted of the following at December 31, 2021 and December 31, 2020:

	December 31,	December 31,
	2021	2020
Leasehold Improvements	$68,487	$—
Machinery and Equipment	40,632	—
	109,119	—
Less accumulated depreciation	(9,695)	—
	$99,424	$—